PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 25,500
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	408,105	$ 361,232
Actual return on plan assets	(15,256)	29,789
Employer contributions	25,053	26,817
Plan participants' contributions	6,411	6,728
Benefits and settlements paid	(11,216)	(16,695)
Other	3,119	234
Fair value of plan assets at the end of the year	416,216	408,105
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	0	0
Employer contributions	521	467
Benefits and settlements paid	(521)	(467)
Fair value of plan assets at the end of the year	$ 0	$ 0